Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placement
Private Placement

Note 4 — Private Placement

Concurrently with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 205,000 Private Placement Units at a price of $10.00 per Private Placement Units for an aggregate purchase price of $2,050,000. The proceeds from the Private Placement Units at the Initial Public Offering are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Units will become worthless.

On July 20, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment. On July 22, 2021, the Company consummated the sale of an additional 1,824 Private Placement Units, at $10.00 per Private Placement Unit for an aggregate purchase price of $18,240.

Note 4 — Private Placement

Concurrently with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 205,000 Private Placement Units at a price of $10.00 per Private Placement Units for an aggregate purchase price of $2,050,000. The proceeds from the Private Placement Units at the Initial Public Offering are held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Units will become worthless.

On July 20, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment. On July 22, 2021, the Company consummated the sale of an additional 1,824 Private Placement Units, at $10.00 per Private Placement Unit for an aggregate purchase price of $18,240.